10-K Income Taxes - Loss Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States					$ (52,349,259)	$ (35,758,403)
Foreign					0	5,164
Income (loss) before income taxes	$ 16,521,543	$ (26,363,552)	$ 6,488,627	$ (34,300,623)	$ (52,349,259)	$ (35,753,239)